Subsequent Events - Additional Information (Detail)	0 Months Ended
May 09, 2013
Subsequent Event [Line Items]
Reverse stock split ratio	0.0625
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio	0.0625